Notes to the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2024
Notes to the consolidated financial statements
Schedule of revenue from contract with customers recognized

	December 31
	2022	2023	2024
	EUR k	EUR k	EUR k
Belgium
GSK	62,263	47,128	519,850
Netherlands
Genmab	1,787	1,197	2,383
Switzerland
CRISPR	3,370	5,425	12,947
Others
Others	—	8	—
Total	67,420	53,758	535,180

	over time			point in time
	2022	2023	2024	2022	2023	2024
	EUR k	EUR k	EUR k	EUR k	EUR k	EUR k
i) delivery of research and development services combined with an IP license	44,787	31,051	109,724	—	—	—
ii) research and development services considered distinct within the agreements	19,571	11,395	9,283	—	—	—
iii) delivery of products	—	—	—	3,062	11,312	6,173
iv) granting of IP licenses	—	—	—	—	—	410,000
Total	64,358	42,446	119,007	3,062	11,312	416,173

Summary of upfront payments and related revenues recognized

		Upfront and milestone payments included
	Upfront and milestone payments	in contract liabilities at		Revenue recognized from upfront and milestone payments
Customer		December 31, 2023	December 31, 2024	2022	2023	2024

	(in k)	EUR k	EUR k	EUR k
GSK	EUR 635,000	88,715	—	42,690	29,089	513,715
Genmab	USD 10,000 (EUR 8,937) *	2,383	—	1,787	1,192	2,383
CRISPR	USD 8,500k (EUR 7,626)*	1,582	—	310	770	3,626
Total		92,680	—	44,787	31,051	519,724

*Translated at the currency exchange rate prevailing on the transaction date

Schedule of contract balances

	December 31,	December 31,
	2023	2024
	EUR k	EUR k
Trade receivables	14,326	14,077
Contract assets	2,758	2,764
Contract liabilities	92,680	—

Schedule of contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end

	Year ended December 31,
	2023	2024
	EUR k	EUR k
Within one year	44,580	—
More than one year	48,100	—
Total	92,680	—

Schedule of cost of sales, selling and distribution expenses, research and development expenses and general and administrative expenses

The cost of sales consists of the following:

	2022	2023	2024
	EUR k	EUR k	EUR k
Personnel	(27,185)	(37,734)	(34,088)
Materials	(88,891)	(59,641)	(38,220)
Third-party services	(32,331)	(9,398)	(26,677)
Maintenance and lease	(2,425)	(2,672)	(2,679)
Amortization and depreciation	(6,295)	(4,850)	(3,201)
Impairment of equipment	(24,948)	(8,085)	—
Other	(1,918)	(1,986)	(964)
Total	(183,993)	(124,366)	(105,829)

R&D expenses consist of the following:

	2022	2023	2024
	EUR k	EUR k	EUR k
Materials	(32,982)	(19,126)	(17,602)
Personnel	(33,944)	(43,267)	(54,522)
Amortization, depreciation and impairment	(8,650)	(8,539)	(11,596)
Patents and fees to register/protect a legal right	(3,813)	(6,666)	(42,180)
Third-party services	20,499	(28,587)	(18,277)
Maintenance and lease	(1,069)	(7,287)	(7,241)
Other	(2,591)	(2,252)	(1,616)
Total	(62,550)	(115,724)	(153,034)

General and administrative expenses include the following:

	2022	2023	2024
	EUR k	EUR k	EUR k
Personnel	(36,765)	(28,996)	(22,348)
Maintenance and lease	(5,853)	(5,353)	(5,501)
Third-party services	(27,669)	(29,920)	(24,503)
Legal and other professional services	(10,394)	(10,160)	(7,436)
Amortization, depreciation and impairment	(11,360)	(13,821)	(7,814)
Other	(12,137)	(3,508)	(2,088)
Total	(104,178)	(91,758)	(69,690)

Schedule of nature of expenses

The nature of the expenses is as follows:

	2022	2023	2024
	EUR k	EUR k	EUR k
Personnel	(99,924)	(113,422)	(114,861)
Materials	(121,873)	(78,767)	(55,822)
Third-party services	(39,501)	(67,905)	(69,458)
Maintenance and lease	(9,381)	(15,356)	(15,460)
Amortization and depreciation	(26,641)	(27,229)	(18,763)
Impairment of equipment	(24,948)	(8,085)	(3,865)
Patents and fees to register a legal right	(3,813)	(6,666)	(42,180)
Legal and other professional services	(10,394)	(10,160)	(7,436)
Other	(17,064)	(8,170)	(5,155)
Total	(353,539)	(335,760)	(333,000)